united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	COMMON STOCK - 91.8%
	AGRICULTURE - 4.1%
41,017	Andersons, Inc. (a)	$ 1,397,039
41,511	Archer-Daniels-Midland Co. (a)	1,720,631
		3,117,670
	BEVERAGES - 8.4%
85,420	Coca-Cola HBC AG	1,807,579
8,235	Keurig Green Mountain, Inc. (a)	429,373
119,598	Kirin Holdings Co., Ltd.	1,563,317
18,955	Monster Beverage Corp. * (a)	2,561,579
		6,361,848
	BIOTECHNOLOGY - 5.7%
132,260	Infinity Pharmaceuticals, Inc. * (a)	1,117,597
16,184	Isis Pharmaceuticals, Inc. * (a)	654,157
14,905	United Therapeutics Corp. * (a)	1,956,132
6,112	Vertex Pharmaceuticals, Inc. * (a)	636,504
		4,364,390
	COMMERCIAL SERVICES - 2.7%
33,424	Parexel International Corp. * (a)	2,069,614

	ELECTRIC - 11.3%
141,299	AES Corp. (a)	1,383,317
377,492	EDP - Energias de Portugal SA	1,378,319
4,750	EDP Renovaveis SA	31,097
55,704	Electricite de France SA	980,261
21,995	Entergy Corp. (a)	1,431,875
83,435	MDU Resources Group, Inc. (a)	1,435,082
45,173	Public Service Enterprise Group, Inc. (a)	1,904,494
		8,544,445
	ENERGY-ALTERNATE SOURCES - 2.0%
1,390,611	China Longyuan Power Group Corp., Ltd.	1,492,879

	FOOD - 14.2%
46,229	Calavo Growers, Inc. (a)	2,063,663
45	Chocoladefabriken Lindt & Sprungli AG	261,705
52,829	Ingles Markets, Inc. (a)	2,526,811
4,789	Ingredion, Inc. (a)	418,128
67,957	Pilgrim's Pride Corp. (a)	1,412,146
25,769	Sanderson Farms, Inc. (a)	1,766,980
70,070	Snyder's-Lance, Inc. (a)	2,363,461
		10,812,894
	GAS - 1.8%
28,032	National Fuel Gas Co. (a)	1,401,039

	HEALTHCARE-PRODUCTS - 5.5%
11,115	CR Bard, Inc. (a)	2,070,836
14,669	Edwards Lifesciences Corp. * (a)	2,085,492
		4,156,328
AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	HEALTHCARE-SERVICES - 22.3%
20,738	Aetna, Inc. (a)	$ 2,268,945
14,712	Anthem, Inc. (a)	2,059,680
17,826	Cigna Corp. (a)	2,406,867
25,373	HCA Holdings, Inc. * (a)	1,962,855
34,538	Health Net, Inc. * (a)	2,079,878
16,684	Laboratory Corp. of America Holdings * (a)	1,809,713
26,416	LifePoint Hospitals, Inc. * (a)	1,872,894
35,257	Molina Healthcare, Inc. * (a)	2,427,444
		16,888,276
	PHARMACEUTICALS - 6.5%
22,278	Express Scripts Holding Co. * (a)	1,803,627
50,966	Otsuka Holdings Co., Ltd.	1,620,495
149,236	Sumitomo Dainippon Pharma Co., Ltd.	1,487,812
		4,911,934
	RETAIL - 2.2%
273,901	Rite Aid Corp. * (a)	1,662,579

	SOFTWARE - 2.6%
97,067	MedAssets, Inc. * (a)	1,947,164

	WATER - 2.5%
84,267	Veolia Environment SA	1,921,708

	TOTAL COMMON STOCK (Cost - $71,647,122)	69,652,768

	SHORT-TERM INVESTMENTS - 4.9%
	MONEY MARKET FUND - 4.9%
3,725,351	Dreyfus Cash Management, Institutional Shares - 0.06% **	3,725,351
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,725,351)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 96.7% (Cost - $75,372,473) (b)	$ 73,378,119
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (18.7) % (Proceeds - $15,363,259) (b)	(14,194,599)
	OTHER ASSETS LESS LIABILITIES - 22.0%	16,654,535
	NET ASSETS - 100.0%	$ 75,838,055

	INVESTMENTS IN SECURITIES SOLD SHORT* - (18.7) %
	COMMON STOCK - (18.7) %
	BEVERAGES - (0.6) %
(8,235)	Keurig Green Mountain, Inc.	(429,373)

	BIOTECHNOLOGY - (1.7) %
(16,184)	Isis Pharmaceuticals, Inc.	(654,157)
(6,112)	Vertex Pharmaceuticals, Inc.	(636,504)
		(1,290,661)
AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	COMMERCIAL SERVICES - (3.6) %
(28,792)	Healthcare Services Group, Inc.	$ (970,290)
(29,690)	HealthEquity, Inc.	(877,339)
(33,353)	Rollins, Inc.	(896,195)
		(2,743,824)
	ENTERTAINMENT - (1.2) %
(25,169)	Lions Gate Entertainment Corp.	(926,219)

	FOOD - (0.6) %
(4,789)	Ingredion, Inc.	(418,128)

	OIL & GAS - (1.7) %
(84,583)	Chesapeake Energy Corp.	(619,993)
(51,405)	QEP Resources, Inc.	(644,105)
		(1,264,098)
	PHARMACEUTICALS - (2.1) %
(8,562)	Agios Pharmaceuticals, Inc.	(604,392)
(11,397)	Eli Lilly & Co.	(953,815)
		(1,558,207)
	PIPELINES - (0.8) %
(16,581)	Williams Cos., Inc.	(611,010)

	RETAIL - (1.1) %
(12,585)	Papa John's International, Inc.	(861,821)

	SAVINGS & LOANS - (1.2) %
(51,772)	New York Community Bancorp, Inc.	(935,002)

	SEMICONDUCTORS - (1.0) %
(96,556)	Atmel Corp.	(779,207)

	SOFTWARE - (1.2) %
(16,846)	Blackbaud, Inc.	(945,398)

	TRANSPORTATION - (1.9) %
(20,332)	Golar LNG, Ltd.	(566,856)
(94,307)	Scorpio Tankers, Inc.	(864,795)
		(1,431,651)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $15,363,259)	(14,194,599)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $15,363,259)	$ (14,194,599)

* Non-income producing security.
** The rate shown represents the rate at September 30, 2015 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at September 30, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $60,051,062 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 6,198,003
	Unrealized depreciation:	(7,065,545)
	Net unrealized depreciation:	$ (867,542)

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	September 30, 2015
Shares		Value
	COMMON STOCK - 68.3%
	AGRICULTURE - 11.2%
22,059	Altria Group, Inc.	$ 1,200,010
17,264	Reynolds American, Inc.	764,277
30,203	Vector Group, Ltd.	682,895
		2,647,182
	BEVERAGES - 2.6%
15,501	Coca-Cola Co.	621,900

	BIOTECHNOLOGY - 3.2%
96,067	PDL BioPharma, Inc.	483,217
38,961	Theravance, Inc.	279,740
		762,957
	CHEMICALS - 1.5%
2,510	Innophos Holdings, Inc.	99,496
7,099	OCI Partners LP	71,061
6,786	Orion Engineered Carbons SA	98,058
4,021	Potash Corp. of Saskatchewan, Inc.	82,632
		351,247
	COMMERCIAL SERVICES - 1.3%
1,599	Macquarie Infrastructure Corp.	119,381
6,154	Quad/Graphics, Inc.	74,463
7,170	RR Donnelley & Sons Co.	104,395
		298,239
	COSMETICS/PERSONAL CARE - 2.4%
7,797	Procter & Gamble Co.	560,916

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
5,513	Aircastle, Ltd.	113,623
4,232	AllianceBernstein Holding LP	112,571
		226,194
	ELECTRIC - 9.5%
83,720	Algonquin Power & Utilities Corp.	589,481
31,175	Capital Power Corp.	439,012
10,211	Consolidated Edison, Inc.	682,605
8,205	Entergy Corp.	534,146
		2,245,244
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
2,244	Emerson Electric Co.	99,118

	ENGINEERING & CONSTRUCTION - 0.5%
3,712	WSP Global, Inc.	124,702

	ENVIRONMENTAL CONTROL - 0.5%
6,569	Covanta Holding Corp.	114,629

	FOOD - 3.2%
20,838	B&G Foods, Inc.	759,545
	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2015
Shares		Value
	INTERNET - 0.4%
5,775	New Media Investment Group, Inc.	$ 89,282

	OIL & GAS - 1.7%
6,964	Alon USA Partners LP	162,331
5,408	Northern Tier Energy LP	123,302
2,974	Western Refining, Inc.	131,213
		416,846
	PACKAGING & CONTAINERS - 0.5%
1,914	Packaging Corp. of America	115,146

	PHARMACEUTICALS - 8.1%
9,875	Bristol-Myers Squibb Co.	584,600
8,767	Eli Lilly & Co.	733,710
18,693	Owens & Minor, Inc.	597,054
		1,915,364
	PIPELINES - 2.2%
7,932	Enable Midstream Partners LP	100,261
14,856	ONEOK Partners LP	434,687
		534,948
	PRIVATE EQUITY - 0.4%
3,148	Blackstone Group LP	99,697

	REAL ESTATE INVESTMENT TRUSTS - 9.7%
5,123	Colony Capital, Inc.	100,206
3,616	Corrections Corp. of America	106,817
7,581	Crown Castle International Corp.	597,914
3,750	Gaming & Leisure Properties, Inc.	111,375
3,388	GEO Group, Inc.	100,759
9,532	Medical Properties Trust, Inc.	105,424
2,006	National Health Investors, Inc.	115,325
16,318	National Retail Properties, Inc.	591,854
7,849	New Residential Investment Corp.	102,822
7,904	Physicians Realty Trust	119,271
2,815	Realty Income Corp.	133,403
4,439	Sabra Health Care REIT, Inc.	102,896
		2,288,066
	RETAIL - 2.2%
26,149	Ferrellgas Partners LP	516,443

	TELECOMMUNICATIONS - 5.1%
18,028	AT&T, Inc.	587,352
19,281	Frontier Communications Corp.	91,585
12,373	Verizon Communications, Inc.	538,349
		1,217,286
	TRANSPORTATION - 0.7%
10,910	Nordic American Tankers, Ltd.	165,832

	TOTAL COMMON STOCK (Cost - $17,328,080)	16,170,783
	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2015
Principal		Value
	BONDS & NOTES - 29.6%
	CHEMICALS - 4.3%
$ 840,000	Dow Chemical Co., 8.55%, 5/15/19	$ 1,016,258

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
870,000	HSBC Finance Corp., 6.676%, 1/15/21	1,019,077

	ELECTRIC - 4.2%
820,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	993,038

	HEALTHCARE-SERVICES - 1.5%
340,000	Tenet Healthcare Corp., 8.125%, 4/1/22	362,236

	OIL & GAS - 4.0%
780,000	ConocoPhillips, 6.50%, 2/1/39	945,401

	PHARMACEUTICALS - 4.1%
710,000	Pfizer, Inc., 7.20%, 3/15/39	977,647

	RETAIL - 1.7%
350,000	Wal-Mart Stores, Inc., 5.00%, 10/25/40	392,671

	TELECOMMUNICATIONS - 5.5%
660,000	British Telecommunications PLC, 9.625%, 12/15/30	986,472
390,000	Sprint Corp., 7.875%, 9/15/23	316,631
		1,303,103

	TOTAL BONDS & NOTES (Cost - $7,477,850)	7,009,431

Shares
	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
352,520	Dreyfus Cash Management, Institutional Shares - 0.06% **	352,520
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $352,520)

	TOTAL INVESTMENTS - 99.4% (Cost - $25,158,450) (a)	$ 23,532,734
	OTHER ASSETS LESS LIABILITIES - 0.6%	137,717
	NET ASSETS - 100.0%	$ 23,670,451

LP - Limited Partnership.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
** The rate shown represents the rate at September 30, 2015 and is subject to change daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,132,863 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 561,268
	Unrealized depreciation:	(2,161,397)
	Net unrealized depreciation:	$ (1,600,129)

	AmericaFirst Absolute Return Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	September 30, 2015
Shares		Value
	COMMON STOCK - 68.4%
	BEVERAGES - 3.2%
4,946	Dr. Pepper Snapple Group, Inc. (a)	$ 390,981

	BUILDING MATERIALS - 2.4%
16,302	Quanex Building Products Corp. (a)	296,207

	COMMERCIAL SERVICES - 5.9%
9,376	Barrett Business Services, Inc. (a)	402,512
18,966	Ennis, Inc. (a)	329,250
		731,762
	COMPUTERS - 2.9%
5,847	Computer Sciences Corp. (a)	358,889

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
18,040	General Cable Corp. (a)	214,676

	ELECTRONICS - 6.5%
32,670	Celestica, Inc. * (a)	421,116
36,922	Flextronics International, Ltd. * (a)	389,158
		810,274
	ENVIRONMENTAL CONTROL - 2.3%
6,579	Clean Harbors, Inc. * (a)	289,279

	FOOD - 2.1%
11,476	Fresh Market, Inc. * (a)	259,243

	HOME FURNISHINGS - 2.2%
12,474	Select Comfort Corp. * (a)	272,931

	HOUSEHOLD PRODUCTS/WARES - 3.2%
3,478	Clorox Co. (a)	401,813

	INSURANCE - 15.6%
7,651	Aspen Insurance Holdings, Ltd. (a)	355,542
6,844	Axis Capital Holdings, Ltd. (a)	367,660
3,603	Chubb Corp. (a)	441,908
2,822	PartnerRe, Ltd. (a)	391,919
8,292	Validus Holdings, Ltd. (a)	373,720
		1,930,749
	INTERNET - 2.0%
74,381	Groupon, Inc. * (a)	242,482

	PHARMACEUTICALS - 5.3%
4,109	Mead Johnson Nutrition Co. (a)	289,274
2,759	USANA Health Sciences, Inc. * (a)	369,789
		659,063
	AmericaFirst Absolute Return Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2015
Shares		Value
	RETAIL - 7.4%
5,711	Children's Place, Inc. (a)	$ 329,353
3,535	Dillard's, Inc. (a)	308,924
5,365	Macy's, Inc. (a)	275,332
		913,609
	TELECOMMUNICATIONS - 5.7%
5,391	Motorola Solutions, Inc. (a)	368,636
11,771	NETGEAR, Inc. * (a)	343,360
		711,996

	TOTAL COMMON STOCK (Cost - $9,247,650)	8,483,954

	EXCHANGE-TRADED FUNDS - 23.1%
	ASSET ALLOCATION FUND - 8.1%
39,855	PowerShares DB U.S. Dollar Index Bullish Fund * (a)	1,000,360

	COMMODITY FUND - 0.0%
10	United States Natural Gas Fund LP *	116

	DEBT FUND - 15.0%
30,701	SPDR Barclays Intermediate Term Treasury ETF (a)	1,861,402

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $2,848,588)	2,861,878

	SHORT-TERM INVESTMENTS - 5.1%
	MONEY MARKET FUND - 5.1%
631,596	Dreyfus Cash Management, Institutional Shares - 0.06% **	631,596
	TOTAL SHORT-TERM INVESTMENTS (Cost - $631,596)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 96.6% (Cost - $12,727,834) (b)	$ 11,977,428
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (19.2) % (Proceeds - $2,783,770) (b)	(2,378,023)
	OTHER ASSETS LESS LIABILITIES - 22.6%	2,800,697
	NET ASSETS - 100.0%	$ 12,400,102

	INVESTMENTS IN SECURITIES SOLD SHORT* - (19.2) %
	COMMON STOCK - (19.2) %
	BANKS - (1.9) %
(51,376)	Lloyds Banking Group PLC - ADR	(236,330)

	COMMERCIAL SERVICES - (2.1) %
(8,736)	HealthEquity, Inc.	(258,149)

	HEALTHCARE-PRODUCTS - (2.0) %
(3,779)	Medtronic PLC	(252,966)

	AmericaFirst Absolute Return Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2015
Shares		Value
	PHARMACEUTICALS - (2.2) %
(8,646)	AstraZeneca PLC - ADR	$ (275,116)

	PIPELINES - (1.5) %
(4,867)	Williams Cos, Inc.	(179,349)

	RETAIL - (2.0) %
(5,091)	Dunkin' Brands Group, Inc.	(249,459)

	SAVINGS & LOANS - (2.2) %
(15,062)	New York Community Bancorp, Inc.	(272,020)

	SOFTWARE - (2.1) %
(3,987)	SAP SE - ADR	(258,318)

	TELECOMMUNICATIONS - (1.9) %
(19,539)	Telefonica SA - ADR	(235,249)

	TRANSPORTATION - (1.3) %
(5,773)	Golar LNG, Ltd.	(160,951)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $2,783,637)	(2,377,907)

	EXCHANGE TRADED FUND - (0.0) %
	COMMODITY FUND - (0.0) %
(10)	United States Gasoline Fund LP	(116)
	TOTAL EXCHANGE TRADED FUND SOLD SHORT (Proceeds - $133)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds - $2,783,770)	$ (2,378,023)

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund.
LP - Limited Partnership.
PLC - Public Limited Company.
* Non-income producing security.
** The rate shown represents the rate at September 30, 2015 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at September 30, 2015.
(b) Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,002,902 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 622,440
	Unrealized depreciation:	(1,025,937)
	Net unrealized depreciation:	$ (403,497)

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015
Shares			Value
	COMMON STOCK - 69.5%
	AGRICULTURE - 1.4%
9,792	Bunge, Ltd.		$ 717,754

	AIRLINES - 0.2%
80,929	American Airlines Group, Inc. *		101,161

	BEVERAGES - 2.3%
14,590	Dr. Pepper Snapple Group, Inc.		1,153,339

	BIOTECHNOLOGY - 2.7%
45,483	Aegerion Pharmaceuticals, Inc. *		618,569
7,367	Gilead Sciences, Inc.		723,366
			1,341,935
	BUILDING MATERIALS - 1.7%
45,132	Quanex Building Products Corp.		820,048

	COMMERCIAL SERVICES - 2.3%
26,873	Barrett Business Services, Inc.		1,153,658

	COMPUTERS - 2.1%
16,668	Computer Sciences Corp.		1,023,082

	ELECTRIC - 8.1%
27,227	Abengoa Yield PLC		450,607
22,987	Ameron Corp.		971,660
12,239	Entergy Corp.		796,759
27,265	FirstEnergy Corp.		853,667
18,858	UIL Holdings Corp.		947,992
			4,020,685
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
48,650	General Cable Corp.		578,935

	ELECTRONICS - 4.6%
93,608	Celestica, Inc. *		1,206,607
102,907	Flextronics International, Ltd. *		1,084,640
			2,291,247
	ENVIRONMENTAL CONTROL - 1.6%
18,006	Clean Harbors, Inc. *		791,724

	FOOD - 6.4%
22,909	Fresh Del Monte Produce, Inc.		905,135
32,833	Fresh Market, Inc. *		741,697
18,067	Ingles Markets, Inc.		864,145
26,499	SpartanNash Co.		684,999
			3,195,976
	HEALTHCARE-PRODUCTS - 1.6%
36,877	SurModics, Inc. *		805,394

	HOME FURNISHINGS - 1.5%
34,905	Select Comfort Corp. *		763,721

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares			Value
	HOUSEHOLD PRODUCTS/WARES - 2.4%
10,221	Clorox Co.		$ 1,180,832

	INSURANCE - 11.0%
22,097	Aspen Insurance Holdings, Ltd.		1,026,848
19,878	Axis Capital Holdings, Ltd.		1,067,846
9,274	Chubb Corp.		1,137,456
8,261	PartnerRe, Ltd.		1,147,288
24,108	Validus Holdings, Ltd.		1,086,547
			5,465,985
	INTERNET - 1.4%
209,461	Groupon, Inc. *		682,843

	PHARMACEUTICALS - 5.0%
11,719	Mead Johnson Nutrition Co.		825,018
87,524	SciClone Pharmaceuticals, Inc. *		607,416
7,742	USANA Health Sciences, Inc. *		1,037,660
			2,470,094
	RETAIL - 6.5%
16,092	Children's Place, Inc.		928,026
10,031	Dillard's, Inc.		876,609
15,705	Macy's, Inc.		805,981
262,743	Roundy's, Inc. *		609,564
			3,220,180
	SOFTWARE - 1.4%
22,912	Omnicell, Inc. *		712,563

	TELECOMMUNICATIONS - 4.1%
15,457	Motorola Solutions, Inc.		1,056,950
33,138	NETGEAR, Inc. *		966,635
			2,023,585

	TOTAL COMMON STOCK (Cost - $39,085,465)		34,514,741

Principal
	BONDS & NOTES - 28.5%
	AEROSPACE/DEFENSE - 2.3%
$ 1,100,000	Lockheed Martin Corp., 7.65%, 5/1/16		1,142,426

	AUTO MANUFACTURERS - 2.2%
870,000	Ford Motor Co., 9.215%, 9/15/21		1,091,699

	BANKS - 0.1%
20,000	Banco Hipotecario SA, 9.75%, 4/27/16		19,938

	CHEMICALS - 2.7%
1,100,000	Dow Chemical Co., 8.55%, 5/15/19		1,330,815

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Principal			Value
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
$ 1,135,000	HSBC Finance Corp., 6.676%, 1/15/21		$ 1,329,486

	ELECTRIC - 1.6%
670,000	Pacific Gas & Electric Co., 6.05%, 3/1/34		811,385

	HEALTHCARE-SERVICES - 1.3%
640,000	Tenet Healthcare Corp., 8.00%, 8/1/20		662,400

	OIL & GAS - 3.1%
1,020,000	ConocoPhillips, 6.50%, 2/1/39		1,236,293
1,000,000	EXCO Resources, Inc., 7.50%, 9/15/18		300,000
			1,536,293
	PACKAGING & CONTAINERS - 2.1%
1,040,000	Reynolds Group Issuer, Inc., 9.00%, 4/15/19		1,058,200

	PIPELINES - 1.4%
570,000	Kinder Morgan Energy Partners LP, 9.00%, 2/1/19		673,766

	RETAIL - 2.5%
1,120,000	Wal-Mart Stores, Inc., 5.00%, 10/25/40		1,256,546

	TELECOMMUNICATIONS - 6.5%
1,270,000	Cisco Systems, Inc., 5.50%, 2/22/16		1,294,481
640,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20		589,600
680,000	Sprint Corp., 7.875%, 9/15/23		552,075
740,000	Vodafone Group PLC, 5.625%, 2/27/17		783,077
			3,219,233

	TOTAL BONDS & NOTES (Cost - $15,514,526)		14,132,187

Shares
	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
208,415	Dreyfus Cash Management, Institutional Shares, 0.06% **		208,415
	TOTAL SHORT-TERM INVESTMENTS (Cost - $208,415)

	TOTAL INVESTMENTS - 98.4% (Cost - $54,808,406) (a)		$ 48,855,343
	OTHER ASSETS LESS LIABILITIES - 1.6%		808,178
	NET ASSETS - 100.0%		$ 49,663,521

LP - Limited Partnership.
PLC - Public Limited Company.
* Non-income producing security.
** The rate shown represents the rate at September 30, 2015 and is subject to change daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,868,705 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 884,532
		Unrealized depreciation:	(6,897,894)
		Net unrealized depreciation:	$ (6,013,362)

	AmericaFirst Seasonal Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	September 30, 2015
Principal		Value
	BONDS & NOTES - 101.1%
	AEROSPACE/DEFENSE - 3.7%
$ 500,000	Northrop Grumman Corp., 5.05%, 8/1/19	$ 548,853

	AUTO PARTS & EQUIPMENT - 3.5%
500,000	General Motors Co., 4.875%, 10/2/23	509,593

	BANKS - 6.5%
500,000	Citigroup, Inc., 4.30%, 11/20/26	496,233
500,000	Compass Bank, 3.875%, 4/10/25	467,010
		963,243
	ELECTRIC - 6.9%
500,000	Dominion Resources, Inc., 3.625%, 12/1/24	500,776
500,000	Duke Energy Corp., 3.75%, 4/15/24	515,681
		1,016,457
	FOOD - 6.8%
500,000	ConAgra Foods, Inc., 3.20%, 1/25/23	480,507
500,000	Mondelez International, Inc., 4.0%, 2/1/24	519,026
		999,533
	HEALTHCARE-PRODUCTS - 3.5%
500,000	Medtronic, Inc., 3.625%, 3/15/24	513,915

	HEALTHCARE-SERVICES - 3.4%
500,000	HCA, Inc., 4.75%, 5/1/23	503,000

	MINING - 4.6%
500,000	Freeport-McMoran, Inc., 3.875%, 3/15/23	374,375
500,000	Teck Resources, Ltd., 3.75%, 2/1/23	305,445
		679,820
	OFFICE/BUSINESS EQUIPMENT - 3.4%
500,000	Pitney Bowes, Inc., 4.625%, 3/15/24	504,793

	PHARMACEUTICALS - 3.4%
500,000	Cardinal Health, Inc., 3.20%, 3/15/23	496,086

	PIPELINES - 3.2%
500,000	ONEOK Partners LP, 4.90%, 3/15/25	466,396

	REGIONAL - 4.2%
500,000	Province of Nova Scotia, Canada, 9.50%, 2/1/19	624,685

	REAL ESTATE INVESTMENT TRUST - 6.9%
500,000	BioMed Realty LP, 4.25%, 7/15/22	494,161
500,000	Hospitality Properties Trust, 5.00%, 8/15/22	529,883
		1,024,044
	RETAIL - 6.6%
500,000	Coach, Inc., 4.25%, 4/1/25	478,088
500,000	Staples, Inc., 4.375%, 1/12/23	492,138
		970,226
	SOVEREIGN - 28.2%
1,000,000	United States Treasury Note, 7.625%, 11/15/22	1,398,965
1,000,000	United States Treasury Note, 6.25%, 8/15/23	1,323,002
1,000,000	United States Treasury Note, 6.875%, 8/15/25	1,436,484
		4,158,451
	AmericaFirst Seasonal Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2015
Principal		Value
	TELECOMMUNICATIONS - 6.3%
$ 500,000	AT&T, Inc., 3.40%, 5/15/25	$ 478,214
500,000	Motorola Solutions, Inc., 4.00%, 9/1/24	452,021
		930,235

	TOTAL BONDS & NOTES (Cost - $15,433,507)	14,909,330

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 101.1% (Cost - $15,433,507) (a)	$ 14,909,330
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (8.3) % (Proceeds - $1,307,323) (a)	(1,222,992)
	OTHER ASSETS LESS LIABILITIES - 7.2%	1,057,072
	NET ASSETS - 100.0%	$ 14,743,410

	INVESTMENTS IN SECURITIES SOLD SHORT* - (8.3) %
Shares	COMMON STOCK - (8.3) %
	INTERNET - (2.1) %
(3,727)	Twitter, Inc.	(100,405)
(4,929)	Zendesk, Inc.	(97,151)
(4,023)	Zillow Group, Inc.	(108,621)
		(306,177)
	MINING - (1.3) %
(2,292)	Franco-Nevada Corp.	(100,894)
(8,071)	Silver Wheaton Corp.	(96,933)
		(197,827)
	OIL & GAS - (1.9) %
(12,315)	Cobalt International Energy, Inc.	(87,190)
(2,895)	InterOil Corp.	(97,590)
(5,325)	Rice Energy, Inc.	(86,052)
		(270,832)
	PIPELINES - (0.5) %
(2,517)	Williams Partners LP	(80,343)

	REAL ESTATE INVESTMENT TRUST - (1.4) %
(5,165)	American Capital Agency Corp.	(96,585)
(6,369)	Senior Housing Properties Trust	(103,178)
		(199,763)
	SOFTWARE - (0.6) %
(1,374)	Workday, Inc.	(94,614)

	TRANSPORTATION - (0.5) %
(2,634)	Golar LNG, Ltd.	(73,436)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $1,307,323)	(1,222,992)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $1,307,323)	$ (1,222,992)

LP - Limited Partnership.
* Non-income producing security
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,126,184 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 129,611
	Unrealized depreciation:	(569,457)
	Net unrealized depreciation	$ (439,846)

AmericaFirst Quantitative Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.
Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.
Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange-Traded Funds – The Portfolios may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

AmericaFirst Quantitative Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Funds' assets and liabilities measured at fair value:

AmericaFirst Defensive Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 69,652,768	$ -	$ -	$ 69,652,768
Short Term Investments	3,725,351	-	-	3,725,351
Total	$ 73,378,119	$ -	$ -	$ 73,378,119

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 14,194,599	$ -	$ -	$ 14,194,599
Total	$ 14,194,599	$ -	$ -	$ 14,194,599

AmericaFirst Income Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,170,783	$ -	$ -	$ 16,170,783
Bonds & Notes	-	7,009,431	-	7,009,431
Short Term Investments	352,520	-	-	352,520
Total	$ 16,523,303	$ 7,009,431	$ -	$ 23,532,734

AmericaFirst Absolute Return Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,483,954	$ -	$ -	$ 8,483,954
Exchange Traded Funds	2,861,878	-	-	2,861,878
Short Term Investments	631,596	-	-	631,596
Total	$ 11,977,428	$ -	$ -	$ 11,977,428

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 2,377,907	$ -	$ -	$ 2,377,907
Exchange Traded Fund Sold Short	116	-	-	116
Total	$ 2,378,023	$ -	$ -	$ 2,378,023

AmericaFirst Quantitative Strategies Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 34,514,741	$ -	$ -	$ 34,514,741
Bonds & Notes	-	14,132,187	-	14,132,187
Short Term Investments	208,415	-	-	208,415
Total	$ 34,723,156	$ 14,132,187	$ -	$ 48,855,343

AmericaFirst Seasonal Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 14,909,330	$ -	$ 14,909,330
Total	$ -	$ 14,909,330	$ -	$ 14,909,330

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 1,222,992	$ -	$ -	$ 1,222,992
Total	$ 1,222,992	$ -	$ -	$ 1,222,992

The Funds did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 for the Funds during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*See Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 11/25/15

By (Signature and Title)

*/s/ James Colantino

James Colantino, Principal Financial Officer

Date 11/25/15